UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6259

Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE    68501-2535

(Address of principal executive offices) (Zip code)

Jon C. Gross

Stratus Fund, Inc.

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE 68501-2535

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362

Date of fiscal year end:	06/30/2013

Date of reporting period:	09/30/2012

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2012

		Percent of
Shares	Common Stock - 97.88%	Net Assets	Fair Value

	Basic Materials	3.36%
15,000	Freeport-McMoRan Copper & Gold, Inc.		$593,700
15,000	Market Vectors Gold Miners ETF *		805,650
8,000	The Mosaic Company		460,880
			1,860,230

	Consumer Discretionary	12.26%
22,000	Best Buy Company, Inc.		378,180
70,000	Comcast Corp.		2,503,900
10,000	Jarden Corp.		528,400
35,000	Lowe's Companies, Inc.		1,058,400
20,000	Viacom, Inc.		1,071,800
24,000	Walt Disney Co.		1,254,720
			6,795,400

	Consumer Staples	10.84%
25,000	CVS Caremark Corp.		1,210,500
18,000	General Mills, Inc.		717,300
27,000	Pepsico, Inc.		1,910,790
11,000	Procter & Gamble Co.		762,960
19,000	Wal-Mart Stores, Inc.		1,402,200
			6,003,750

	Energy	11.87%
5,000	Apache Corporation		432,350
25,000	Exxon Mobil Corp.		2,286,250
25,000	Halliburton Co.		842,250
6,000	National Oilwell Varco, Inc.		480,660
15,000	Occidental Petroleum Corp.		1,290,900
8,000	Schlumberger Limited		578,640
50,000	Talisman Energy, Inc.		666,000
			6,577,050

	Financials	11.85%
12	Berkshire Hathaway, Inc. - A *		1,592,400
10,000	Eaton Vance Corp.		289,600
6,000	Goldman Sachs Group, Inc.		682,080
37,000	JPMorgan Chase & Co.		1,497,760
25,000	MetLife, Inc.		861,500
35,000	Redwood Trust, Inc.		506,100
33,000	Wells Fargo & Company		1,139,490
			6,568,930

	Health Care	14.06%
24,000	Abbott Laboratories		1,645,440
21,000	Covidien plc		1,247,820
25,000	Johnson & Johnson		1,722,750
12,000	Novartis AG		735,120
8,000	Teval Pharmaceutical Industries, Ltd.		331,280
23,000	United Health Group, Inc.		1,274,430
10,000	Waters Corp. *		833,300
			7,790,140

	Industrials	10.31%
10,000	3M Co.		924,200
28,000	Expeditors International of Washington, Inc.		1,018,080
85,000	General Electric Co.		1,930,350
14,500	ITT Corp.		292,175
6,000	Lockheed Martin Corp.		560,280
28,000	Terex Corp. *		632,240
5,000	United Parcel Service, Inc.		357,850
			5,715,175

	Technology	20.76%
4,500	Apple, Inc.*		$3,002,670
75,000	Cisco Systems, Inc.		1,431,750
600	Google, Inc. *		452,700
60,000	Microsoft Corp.		1,786,800
20,000	NetApp, Inc. *		657,600
47,000	Oracle Corp.		1,480,030
10,000	QUALCOMM, Inc.		624,900
32,000	Texas Instruments, Inc.		881,600
65,000	Western Union Co.		1,184,300
			11,502,350

	Telecommunications	2.57%
50,000	Vodafone Group Plc		1,424,750
			1,424,750

	Other Securities - 2.07%
1,147,907	Goldman Sachs Financial Square Government Fund	2.07%	1,147,907

	Total investments in securities (cost $43,917,945)	99.95%	$55,385,682
	Cash	0.00%	2,295
	Other assets, less liabilities	0.05%	30,232
	NET ASSETS	100.00%	$55,418,209

*Indicates nonincome-producing security

The cost basis of investments for federal income tax purposes at September 30, 2012 is as follows:
	Federal tax cost of investments	$ 43,917,945
	Unrealized appreciation	$ 13,002,030
	Unrealized depreciation	$ (1,534,293)
	Total	$ 11,467,737

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speed, credit risk, etc.)

Level 3 - In general, investments classified within Level 3 use many of the same valuation techniques and inputs as
	Level 1 and 2 securities. However, if key inputs are unobservable, or if the investments are illiquid
	and there is very limited trading activity, the investments are generally classified as Level 3

The following is a summary of the inputs used to value each of the Portfolio's investments as of June 30, 2012:

		Level 1	Level 2	Level 3
	Common Stock	$ 54,237,775	$ -	$ -
	Other Securities	1,147,907	-	-
	Total	$ 55,385,682	$ -	$ -

GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2012

Principal		Percent of
Amount		Net Assets	Fair Value

	Government Agency Bonds	20.65%
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		$2,526,014
1,000,000	Federal Home Loan Bank 5.375% due 6/14/13		1,036,322
1,100,000	Federal Home Loan Mortgage 3.75% due 3/27/19		1,281,886
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,166,852
500,000	Federal National Mortgage Assn. 1.375% due 10/19/16		500,295
2,500,000	Federal National Mortgage Assn. 2.7% due 3/28/22		2,532,578
2,000,000	Federal National Mortgage Assn. 5.00% due 5/11/17		2,385,354
			11,429,301

	Mortgage Backed Securities	11.16%
833,978	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		888,894
194,441	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		210,400
1,631	Federal Home Loan Mortgage Pool 5.00% due 10/01/12		1,644
53,348	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		57,798
82,249	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		88,544
22,465	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		24,247
190,643	Federal Home Loan Mortgage CMO 5.50% due 12/15/20		193,722
88,996	Federal National Mortgage Assn. Pool 4.50% due 5/01/15		93,536
14,282	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		15,535
811,068	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		882,236
54,397	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		58,009
39,867	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		42,514
195,008	Government National Mortgage Assn. Pool 1.625% due 8/20/34		202,481
146,178	Government National Mortgage Assn. Pool 1.625% due 8/20/32		141,034
490,594	Government National Mortgage Assn. Pool 4.50% due 5/15/18		538,613
528,885	Government National Mortgage Assn. Pool 5.00% due 11/15/33		587,333
2,000,000	Government National Mortgage Assn. CMBS 3.147% due 5/16/40		2,152,384
			6,178,924

	Treasury Notes/Bonds/Inflation Protected Securities	44.14%
2,000,000	US Treasury Note 2.00% due 2/15/22		2,080,156
2,000,000	US Treasury Note 2.125% due 8/15/21		2,115,624
3,000,000	US Treasury Note 2.375% due 2/28/15		3,150,936
2,000,000	US Treasury Note 2.75% due 2/15/19		2,228,282
1,000,000	US Treasury Note 3.125% due 4/30/13		1,017,188
1,000,000	US Treasury Note 3.50% due 5/31/13		1,021,992
2,000,000	US Treasury Note 5.125% due 5/15/16		2,337,968
2,187,300	US Treasury Inflation Protected Security 1.625% due 1/15/18		2,559,312
2,494,940	US Treasury Inflation Protected Security 1.875% due 7/15/13		2,568,423
2,473,632	US Treasury Inflation Protected Security 1.875% due 7/15/15		2,720,802
2,146,100	US Treasury Inflation Protected Security 1.875% due 7/15/19		2,636,351
			24,437,034

	Corporate Bonds	13.96%
1,000,000	Archer Daniels 5.45% due 3/15/18		1,205,263
1,000,000	Berkshire Hathaway 5.00% due 8/15/13		1,040,404
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,185,780
500,000	Pfizer, Inc. 6.20% due 3/15/19		637,001
1,000,000	Procter & Gamble 1.8% due 11/15/15		1,036,743
1,000,000	SBC Communications 5.10% due 9/15/14		1,087,310
1,500,000	Wal-Mart Stores 4.55% due 5/01/13		1,536,948
			7,729,449

	Student Loans	2.63%
2,000,000	Brazos 2005-2 B2 due 6/25/42		1,456,914

	Other Securities	6.84%
1,630,674	Goldman Sachs Financial Square Government Fund		1,630,674
2,153,054	JP Morgan U.S. Government Fund		2,153,054
			3,783,728

	Total investments in securities (cost $50,563,213)	99.38%	$55,015,350
	Other assets, less liabilities	0.62%	343,982
	TOTAL NET ASSETS	100.00%	$55,359,332

The cost basis of investments for federal income tax purposes at September 30, 2012 is as follows:
	Federal tax cost of investments	$ 50,563,213

	Unrealized appreciation	$ 4,457,758
	Unrealized depreciation	(5,621)
	Total	$ 4,452,137

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest
	rates, prepayment speed, credit risk, etc.)

Level 3 - In general, investments classified within Level 3 use many of the same valuation techniques and inputs as
	Level 1 and 2 securities. However, if key inputs are unobservable, or if the investments are illiquid
	and there is very limited trading activity, the investments are generally classified as Level 3

The following is a summary of the inputs used to value each of the Portfolio's investments as of September 30, 2012

		Level 1	Level 2	Level 3
	Government Agency Bonds	$ -	$ 11,429,301	$ -
	Mortgage Backed Securities	-	6,178,924	-
	Treasury Notes/Bonds/Inflation Protected Securities	-	24,437,034	-
	Corporate Bonds	-	7,729,449	-
	Student Loans	-	-	1,456,914
	Other Securities	3,783,728	-	-
	Total	$ 3,783,728	$ 49,774,708	$1,456,914

ITEM 2. - CONTROLS AND PROCEDURES

An evaluation was performed by the officers of Stratus Fund, Inc. (the"Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.

ITEM 3. - EXHIBITS

Certifications - Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross

Jon C. Gross, President

Date 11/21/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross

Jon C. Gross, President

Date 11/21/2012

By /s/ Jeffrey S. Jewell

Jeffrey S. Jewell, Vice President & Chief Financial Officer

Date 11/21/2012